FINANCIAL INSTRUMENTS & RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of aging of trade and other receivables	At December 31, the aging of past due trade and other receivables was as follows:

($ millions)	2023	2022
31-60 days past due	2	3
Greater than 61 days past due	3	—
	5	3

Disclosure of how entity manages liquidity risk
Liquidity risk is the risk Pembina will not be able to meet its financial obligations as they come due. The following are the contractual maturities of financial liabilities, including estimated interest payments.

			Outstanding Balances Due by Period
As at December 31, 2023	Carrying Amount	Expected Cash Flows	Less Than 1 Year	1 - 3 Years	3 - 5 Years	More Than 5 Years
($ millions)
Trade payables and other	1,136	1,136	1,136	—	—	—
Loans and borrowings	9,903	15,027	1,010	2,443	2,238	9,336
Subordinated hybrid notes	596	804	29	57	58	660
Income tax payable	18	18	18	—	—	—
Derivative financial liabilities	40	40	26	1	—	13
Lease liabilities	644	857	102	181	152	422

Disclosure of type of risk sensitivity analysis
The following table shows the impact on earnings if the underlying forward commodity prices of the derivative financial instruments increased or decreased by 15 percent, with other variables held constant.

As at December 31, 2023	15 Percent	15 Percent
($ millions)	Price Increase	Price Decrease
Crude oil(1)	(38)	38
Natural gas	5	(5)
NGL(2)	(21)	21
(1)    Includes condensate.
(2)    Includes propane and butane.
The following table shows the impact on earnings(1) if the underlying foreign exchange risk rate of the derivative financial instruments increased or decreased by $0.10, with other variables held constant.

As at December 31, 2023	$0.10	$0.10
($ millions)	Rate Increase	Rate Decrease
U.S. to Canadian dollars	(17)	17
(1) Based on the U.S. to Canadian dollar exchange rate.
Disclosure of financial instruments by type of interest rate
At the reporting date, the interest rate profile of Pembina's interest-bearing financial instruments was:

As at December 31
($ millions)	2023	2022
Carrying amounts of financial liability
Fixed rate instruments(1)	10,365	10,507
Variable rate instruments(2)	778	771
	11,143	11,278
(1)    Includes lease liabilities and subordinated hybrid notes.
(2) Includes financial derivative contracts designated as cash flow hedging instruments, fixing the interest rates on U.S. $250 million of variable rate debt as at December 31, 2023 (2022: U.S. $250 million)
Disclosure of cash flow sensitivity analysis for variable rate instruments
The following table shows the impact on earnings if interest rates at the reporting date would have increased or decreased by 100 basis points, with other variables held constant.

As at December 31, 2023	100 Basis Point	100 Basis Point
($ millions)	Increase	Decrease
Variable rate instruments	(4)	4

Disclosure of fair value of financial instruments

	2023				2022
As at December 31	Carrying Value	Fair Value			Carrying Value	Fair Value
($ millions)		Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Financial assets carried at fair value
Derivative financial instruments(1)	80	—	51	29	129	—	92	37
Financial liabilities carried at fair value
Derivative financial instruments(1)	40	—	26	14	64	—	57	7
Contingent consideration(2)	39	—	—	39	49	—	12	37
Financial liabilities carried at amortized cost
Long-term debt(3)	10,499	—	9,989	—	10,600	—	9,590	—
(1)    At December 31, 2023 all derivative financial instruments are carried at fair value through earnings, except for $18 million in interest rate derivative financial assets that have been designated as cash flow hedges.
(2)    Included in trade payables and other. Under the terms of the agreements on Pembina's investment in the Cedar LNG Project, Pembina has commitments to make additional payments on a positive final investment decision. As at December 31, 2023, Pembina has met its commitments to fund development costs and annual operating budgets.
(3)    Carrying value of current and non-current balances. Includes loans and borrowings and subordinated hybrid notes.

Assets and liabilities measured on recurring basis, unobservable input reconciliation
Changes in fair value of the derivative net assets classified as Level 3 in the fair value hierarchy were as follows:

For the year ended December 31
($ millions)	2023	2022
Level 3 derivative net asset at January 1	30	11
(Loss) gain on commodity-related derivative financial instruments included in earnings	(15)	19
Level 3 derivative net asset at December 31	15	30

Disclosure of detailed information about hedging instruments
The details of the U.S. dollar denominated debt are as follows:

For the years ended December 31 ($ millions)	2023	2022
Notional amount of U.S. debt designated (in U.S. dollars)	250	250
Carrying value of U.S. debt designated	330	337
Maturity date	2025	2025
The details of the interest rate forward swap derivative instruments are as follows:

For the years ended December 31 ($ millions)	2023	2022
Notional amount of interest rate forward swaps	331	338
Carrying value of interest rate forward swaps	18	31
Maturity date	2025	2025

Disclosure of financial instruments designated at fair value through profit or loss
Realized and unrealized losses (gains) on derivative instruments are as follows:

For the years ended December 31
($ millions)	2023	2022
Derivative instruments held at FVTPL(1)
Realized (gain) loss
Commodity-related	(11)	105
Foreign exchange	15	14
Unrealized loss (gain)
Commodity-related	32	(133)
Foreign exchange	(18)	12
Derivative instruments in hedging relationships
Interest rate loss (gain) recorded in other comprehensive income(2)	13	(23)
(1)    Realized and unrealized losses or gains on commodity derivative instruments held at FVTPL are included in loss (gain) on commodity-related derivative financial instruments in the Consolidated Statements of Earnings and Comprehensive Income. Realized and unrealized losses or gains on foreign exchange derivative instruments that are not designated as hedging instruments, but rather held at FVTPL, are included in net finance costs in the Consolidated Statements of Earnings and Comprehensive Income.
(2)     Unrealized losses or gains for designated cash flow hedges are recognized in impact of hedging activities in the Consolidated Statements of Earnings and Comprehensive Income, with realized losses or gains being reclassified to net finance costs. At December 31, 2023, the movement in other comprehensive income includes a realized gain of $16 million that was reclassified to net finance costs (2022: $5 million realized gain) (Note 22). No losses or gains have been recognized in net income relating to discontinued cash flow hedges.